Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, Plant, and Equipment
19. Property, Plant, and Equipment
Cost

in € thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Balance as of Jan. 1, 2019	27	1,052	450	1,346	2,875
Additions	90	434	461	991	1,976
Reclassifications	1,063	614	0	(1,677)	0
Disposals	0	(1)	(46)	(188)	(235)
Balance as of Dec. 31, 2019/ Jan. 1, 2020	1,180	2,099	865	472	4,616
Exchange rate differences	(5)	0	(12)	0	(17)
Additions	81	1,790	1,977	3,277	7,125
Reclassifications	0	542	490	(1,032)	0
Disposals	0	(128)	(169)	0	(297)
Balance as of Dec. 31, 2020/ Jan. 1, 2021	1,256	4,303	3,151	2,717	11,427
Exchange rate differences	49	0	34	23	107
Additions	1,107	2,437	2,654	2,397	8,594
Reclassifications	562	2,014	311	(2,887)	0
Disposals	(8)	0	(283)	0	(291)
Balance as of Dec. 31, 2021	2,966	8,754	5,867	2,250	19,838
Depreciation

in € thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Balance as of Jan. 1, 2019	10	302	111	0	423
Depreciation for the year	76	156	167	0	399
Impairment losses	0	0	0	188	188
Disposals	0	0	(46)	(188)	(234)
Balance as of Dec. 31, 2019/ Jan. 1, 2020	86	458	232	0	776
Depreciation for the year	120	288	415	0	823
Disposals	0	(116)	(131)	0	(247)
Balance as of Dec. 31, 2020/ Jan. 1, 2021	206	630	516	0	1,352
Exchange rate differences	4	0	2	0	7
Depreciation for the year	304	773	916	0	1,994
Disposals	0	0	(283)	0	(283)
Balance as of Dec. 31, 2021	514	1,403	1,151	0	3,070
Carrying amount

in € thousand	Land and buildings	Machinery	Other plant, furniture, fixtures, and office equipment	Construction in progress	Total
Carrying amount as of Dec. 31, 2019	1,094	1,641	633	472	3,840
Carrying amount as of Dec. 31, 2020	1,050	3,673	2,635	2,717	10,075
Carrying amount as of Dec. 31, 2021	2,452	7,351	4,716	2,250	16,768
Investments in property, plant, and equipment made in fiscal year 2021 in the amount of €8,594 thousand (2020: €7,125 thousand, 2019: €1,976 thousand) referred primarily to the expansion of production capacities at the plants in Gilching and Oberpfaffenhofen in Germany. Among other things, this involved significant installations in a rented production hall and the setup of an additional production line. Investments were also made in laboratory and test equipment. A substantial amount was also invested for expansion of the Mynaric USA site in Los Angeles, USA.
In fiscal year 2021, finance expenses in the amount of €154 thousand (2020: €45 thousand, 2019: €1 thousand) were recorded as the cost of property, plant, and equipment in accordance with IAS 23.